Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Disposal of Subsidiaries
29.	DISPOSAL OF SUBSIDIARIES

The Group entered into an agreement to dispose of KSDY. The disposal was completed in June 2017 and as a result, the Group lost its control over KSDY.

a.	Gain on disposal of subsidiaries

	NT$	US$ (Note 4)

Total consideration	$7,046,464	$237,735
Net assets disposed of	(1,457,007)	(49,157)

Gain on disposal of KSDY	$5,589,457	$188,578

b.	Analysis of assets and liabilities on the date control was lost

	NT$	US$ (Note 4)

Current assets
Cash and cash equivalents	$29,133	$983
Inventories related to real estate business	1,427,874	48,174

Net assets disposed of	$1,457,007	$49,157